Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2020
ArcLight
Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of balance sheet [Line Items]
Quarterly Financial Information (Unaudited)
Note 12 — Quarterly Financial Information (Unaudited)
The following tables contain unaudited consolidated quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s consolidated financial statements as described in Note 2 — Restatement of Previously Issued Financial Statements. The restatement and revision had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$279,941,343	$—	$279,941,343
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$1,102,095	$—	$1,102,095
Deferred underwriting commissions	9,712,500	—	9,712,500
Derivative warrant liabilities	—	16,350,000	16,350,000
Total liabilities	10,814,595	16,350,000	27,164,595
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	264,126,740	(16,350,000)	247,776,740
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	134	163	297
Class B ordinary shares – $0.0001 par value	694	—	694
Additional paid-in-capital	5,062,928	(536,552)	4,526,376
Accumulated deficit	(63,748)	536,389	472,641
Total shareholders’ equity	5,000,008	—	5,000,008
Total liabilities and shareholders’ equity	$279,941,343	$—	$279,941,343

	Period From July 28, 2020 (inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(63,748)	$—	$(63,748)
Other (expense) income:
Change in fair value of warrant liabilities	—	1,209,100	1,209,100
Financing costs – derivative warrant liabilities	—	(672,711)	(672,711)
Total other (expense) income	—	536,389	536,389
Net loss	$(63,748)	$536,389	$472,641

Basic and Diluted weighted-average Class B ordinary shares outstanding	7,066,920	—	7,275,953
Basic and Diluted net income (loss) per Class B ordinary shares outstanding	$(0.01)	$—	$0.06

	Period From July 28, 2020 (inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net income (loss)	$(63,748)	$536,389	$472,641
Adjustment to reconcile net loss to net cash used in operating activities	48,298	(536,389)	(488,091)
Net cash used in operating activities	(15,450)	—	(15,450)
Net cash used in investing activities	(277,500,000)	—	(277,500,000)
Net cash provided by financing activities	279,500,100	—	279,500,100
Net change in cash	$1,984,650	$—	$1,984,650